Financial assets at amortized cost - Summary of Debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Debt Securities [Abstract]
Government securities	$ 44,527,097	$ 43,956,008
Allowances for ECL	(6,709,331)	(5,274,721)
TOTAL	$ 37,817,766	$ 38,681,287